Securitizations and Variable Interest Entities	12 Months Ended
Dec. 31, 2020
Securitizations and Variable Interest Entities [Abstract]
Securitizations and Variable Interest Entities

Note 8: Securitizations and Variable Interest Entities

Involvement with Variable Interest Entities (VIEs)
In the normal course of business, we enter into various types of on- and off-balance sheet transactions with special purpose entities (SPEs), which are corporations, trusts, limited liability companies or partnerships that are established for a limited purpose. SPEs are often formed in connection with securitization transactions whereby financial assets are transferred to an SPE. SPEs formed in connection with securitization transactions are generally considered variable interest entities (VIEs). The VIE may alter the risk profile of the asset by entering into derivative transactions or obtaining credit support, and issues various forms of interests in those assets to investors. When we transfer financial assets from our consolidated balance sheet to a VIE in connection with a securitization, we typically receive cash and sometimes other interests in the VIE as proceeds for the assets we transfer. In certain transactions with VIEs, we may retain the right to service the transferred assets and repurchase the transferred assets if the outstanding balance of the assets falls below the level at which the cost to service the assets exceed the benefits. In addition, we may purchase the right to service loans transferred to a VIE by a third party.
In connection with our securitization or other VIE activities, we have various forms of ongoing involvement with VIEs, which may include:
•underwriting securities issued by VIEs and subsequently making markets in those securities;
•providing credit enhancement on securities issued by VIEs through the use of letters of credit or financial guarantees;
•entering into other derivative contracts with VIEs;
•holding senior or subordinated interests in VIEs;
•acting as servicer or investment manager for VIEs; and
•providing administrative or trustee services to VIEs.

Loan Sales and Securitization Activity
We periodically transfer consumer and commercial loans and other types of financial assets in securitization and whole loan sale transactions.

MORTGAGE LOANS SOLD TO U.S. GOVERNMENT SPONSORED ENTITIES AND TRANSACTIONS WITH GINNIE MAE In the normal course of business we sell originated and purchased residential and commercial mortgage loans to government-sponsored entities (GSEs). These loans are transferred into securitizations sponsored by the GSEs, which provide certain credit guarantees to investors and servicers. We also transfer mortgage loans into securitizations pursuant to GNMA guidelines which are insured by the Federal Housing Administration (FHA) or guaranteed by the Department of Veterans Affairs (VA). Mortgage loans eligible for securitization with the GSEs or GNMA are considered conforming loans. The GSEs or GNMA design the structure of these securitizations, sponsor the involved VIEs, and have power over the activities most significant to the VIE.
We account for loans transferred in conforming mortgage loan securitization transactions as sales and do not consolidate the VIEs as we are not the primary beneficiary. In exchange for the transfer of loans, we typically receive securities issued by the VIEs which we sell to third parties for cash or hold for investment purposes as HTM or AFS securities. We also retain servicing rights on the transferred loans. As a servicer, we retain the option to repurchase loans from GNMA loan securitization pools, which becomes exercisable when three scheduled loan payments remain unpaid by the borrower. During the years ended
December 31, 2020, 2019 and 2018, we repurchased loans of $30.3 billion, $6.3 billion, and $7.9 billion, respectively, which predominantly represented repurchases of government insured loans. We recorded assets and related liabilities of $176 million and $556 million at December 31, 2020 and 2019, respectively, where we did not exercise our option to repurchase eligible loans.
Upon transfers of loans, we also provide indemnification for losses incurred due to material breaches of contractual representations and warranties, as well as other recourse arrangements. At December 31, 2020 and 2019, our liability associated with these provisions was $221 million and $169 million, respectively, and the maximum exposure to loss was $13.7 billion and $11.6 billion, respectively.
Off-balance sheet mortgage loans sold or securitized presented in Table 8.4 are predominantly loans securitized by the GSEs and GNMA. See Note 9 (Mortgage Banking Activities) for information about residential and commercial servicing rights, advances and servicing fees. Substantially all residential servicing activity is related to assets transferred to GSE and GNMA securitizations.

NONCONFORMING MORTGAGE LOAN SECURITIZATIONS In the normal course of business, we sell nonconforming residential and commercial mortgage loans in securitization transactions that we design and sponsor. Nonconforming mortgage loan securitizations do not involve a government credit guarantee, and accordingly, beneficial interest holders are subject to credit risk of the underlying assets held by the securitization VIE. We typically originate the transferred loans , account for the transfers as sales and do not consolidate the VIE. We also typically retain the right to service the loans and may hold other beneficial interests issued by the VIEs, such as debt securities held for investment purposes. Our servicing role related to nonconforming commercial mortgage loan securitizations is limited to primary or master servicer and the most significant decisions impacting the performance of the VIE are generally made by the special servicer or the controlling class security holder. For our residential nonconforming mortgage loan securitizations accounted for as sales, we either do not hold variable interests that we consider potentially significant or are not the primary servicer for a majority of the VIE assets. During the year ended December 31, 2019, we repurchased $4.4 billion of nonconforming residential mortgage loans in connection with the exercise of cleanup calls on certain securitizations.

Table 8.1 presents information about transfers of assets during the period for which we recorded the transfers as sales and have continuing involvement with the transferred assets. In connection with these transfers, we received proceeds and recorded servicing assets and securities. Substantially all transfers were related to residential mortgage securitizations with the GSEs or GNMA and resulted in no gain or loss because the loans were already measured at fair value on a recurring basis. Each of these interests are initially measured at fair value. Servicing rights are classified as Level 3 measurements, and generally securities are classified as Level 2.
Table 8.1: Transfers with Continuing Involvement

	Year ended December 31,
	2020		2019		2018
(in millions)	Residential mortgages	Commercial mortgages	Residential mortgages	Commercial mortgages	Residential mortgages	Commercial mortgages
Asset balances sold	$177,441	11,744	142,469	18,191	146,614	17,653
Proceeds from transfer (1)	177,478	12,034	142,535	18,521	146,613	17,934
Net gains (losses) on sale	37	290	66	330	(1)	281

Continuing involvement (2):
Servicing rights recognized	$1,808	161	1,896	161	1,903	158
Securities recognized (3)	31,567	112	—	289	—	149
(1)Represents cash proceeds and the fair value of non-cash beneficial interests recognized at securitization settlement. Prior periods have been revised to conform with the current period presentation.
(2)Represents assets or liabilities recognized at securitization settlement date related to our continuing involvement in the transferred assets.
(3)Represents debt securities obtained at securitization settlement held for investment purposes that are classified as available-for-sale or held-to-maturity, which predominantly relate to agency securities. Prior periods have been revised to conform with the current period presentation. Excludes trading debt securities held temporarily for market-marking purposes, which are sold to third parties at or shortly after securitization settlement, of $37.6 billion, $41.9 billion, and $38.5 billion, during the years ended December 31, 2020, 2019 and 2018, respectively.
In the normal course of business we purchase certain non-agency securities at initial securitization or subsequently in the secondary market. During the years ended December 31, 2020, 2019 and 2018, we received cash flows of $198 million, $275 million, and $449 million, respectively, predominantly related to principal and interest payments on these securities.
Table 8.2 presents the key weighted-average assumptions we used to initially measure residential MSRs recognized during the periods presented.

Table 8.2: Residential Mortgage Servicing Rights

	Year ended December 31,
	2020	2019	2018
Prepayment speed (1)	15.4%	12.8	10.6
Discount rate	6.5	7.5	7.4
Cost to service ($ per loan) (2)	$96	101	128
(1)The prepayment speed assumption for residential MSRs includes a blend of prepayment speeds and default rates. Prepayment speed assumptions are influenced by mortgage interest rate inputs as well as our estimation of drivers of borrower behavior.
(2)Includes costs to service and unreimbursed foreclosure costs, which can vary period to period due to changes in model assumptions and the mix of modified government-guaranteed loans sold to GNMA.
See Note 17 (Fair Values of Assets and Liabilities) and Note 9 (Mortgage Banking Activities) for additional information on key economic assumptions for residential MSRs.

SECURITIES HELD FROM NONCONFORMING MORTGAGE LOAN SECURITIZATIONS As described above, when we securitize residential and commercial mortgage loans, we obtain at initial securitization settlement certain securities for investment purposes that are classified as available-for-sale or held-to-maturity. This includes securities obtained in our nonconforming mortgage loan securitizations. Table 8.3 provides key economic assumptions and the sensitivity of the current fair value of nonconforming mortgage-backed securities that we continue to hold related to unconsolidated VIEs, to immediate adverse changes in those assumptions. Excluded from the table are investments in conforming mortgage-backed securities obtained in securitizations issued through the GSEs or GNMA as these securities have a remote risk of credit loss due to the GSE or government guarantee and trading debt securities held temporarily for market-making purposes.

Table 8.3: Securities Held from Nonconforming Mortgage Loan Securitizations

($ in millions)	Dec 31, 2020	Dec 31, 2019
Fair value of interests held	$1,056	909
Expected weighted-average life (in years)	6.7	7.3

Discount rate assumption	9.0%	4.0
Impact on fair value from 100 basis point increase	$57	53
Impact on fair value from 200 basis point increase	111	103

Credit loss assumption	4.6%	3.1
Impact on fair value from 10% higher losses	$34	1
Impact on fair value from 25% higher losses	38	4

RESECURITIZATION ACTIVITIES We enter into resecuritization transactions as part of our trading activities to accommodate the investment and risk management activities of our customers. In our resecuritization transactions, we transfer trading debt securities to VIEs in exchange for new beneficial interests that are sold to third parties at or shortly after securitization settlement. This activity is performed for customers seeking a specific return or risk profile. Substantially all of our transactions involve the resecuritization of conforming mortgage-backed securities issued by the GSEs or GNMA. We do not consolidate the resecuritization VIEs as we share in the decision-making power with third parties and do not hold significant economic interests in the VIEs other than for market-making activities. We transferred $77.2 billion, $27.9 billion, and $31.4 billion of securities to re-securitization VIEs during the years ended December 31, 2020, 2019 and 2018, respectively. These amounts are not included in Table 8.1. Related total VIE assets were $130.4 billion and $111.4 billion at December 31, 2020 and 2019, respectively. As of December 31, 2020 and 2019 we held $1.5 billion and $532 million of securities, respectively, including $1.1 billion and $266 million related to resecuritizations transacted during the years ended December 31, 2020 and 2019, respectively.

Off-Balance Sheet Loans
Table 8.4 presents information about the principal balances of off-balance sheet loans that were sold or securitized, including residential mortgage loans sold to the GSEs, GNMA and other investors, for which we have some form of continuing involvement (including servicer). Delinquent loans include loans 90 days or more past due and loans in bankruptcy, regardless of delinquency status. In accordance with applicable servicing guidelines, delinquency status continues to advance for loans with COVID-related payment deferrals. For loans sold or securitized where servicing is our only form of continuing involvement, we generally experience a loss only if we were required to repurchase a delinquent loan or foreclosed asset due to a breach in representations and warranties associated with our loan sale or servicing contracts.

Table 8.4: Off-Balance Sheet Loans Sold or Securitized

					Net charge-offs (2)
	Total loans		Delinquent loans and foreclosed assets (1)		Year ended
	December 31,		December 31,		December 31,
(in millions)	2020	2019	2020	2019	2020	2019
Commercial	$114,134	112,507	2,217	776	136	179
Residential	818,886	1,008,459	29,962	6,666	78	229
Total off-balance sheet sold or securitized loans (3)	$933,020	1,120,966	32,179	7,442	214	408
(1)Includes $394 million and $492 million of commercial foreclosed assets and $204 million and $356 million of residential foreclosed assets at December 31, 2020 and 2019, respectively.
(2)Net charge-offs exclude loans sold to FNMA, FHLMC and GNMA as we do not service or manage the underlying real estate upon foreclosure and, as such, do not have access to net charge-off information
(3)At December 31, 2020 and 2019, the table includes total loans of $864.8 billion and $1.0 trillion, delinquent loans of $28.5 billion and $5.2 billion, and foreclosed assets of $152 million and $251 million, respectively, for FNMA, FHLMC and GNMA.
Transactions with Unconsolidated VIEs
MORTGAGE LOAN SECURITIZATIONS Table 8.5 includes nonconforming mortgage loan securitizations where we originate and transfer the loans to the unconsolidated securitization VIEs that we sponsor. For more information about these VIEs, see the “Loan Sales and Securitization Activity” section within this Note. Nonconforming mortgage loan securitizations also include commercial mortgage loan securitizations sponsored by third parties where we did not originate or transfer the loans but serve as master servicer and invest in securities that could be potentially significant to the VIE.
Conforming loan securitization transactions involving the GSEs and GNMA are excluded from table 8.5 because we are not the sponsor or we do not have power over the activities most significant to the VIEs. Additionally, due to the nature of the guarantees provided by the GSEs and the FHA and VA, our credit risk associated with these VIEs is limited. For more information about conforming mortgage loan securitizations, see the “Loan Sales and Securitization Activity” section within this Note.

TAX CREDIT STRUCTURES  We co-sponsor and make investments in affordable housing and sustainable energy projects that are designed to generate a return primarily through the realization of federal tax credits. The projects are typically managed by project sponsors who have the power over the VIE’s assets. In some instances, our investments in these structures may require that we fund future capital commitments at the discretion of the project sponsors.

OTHER VIE STRUCTURES  We engage in various forms of structured finance arrangements with other VIEs, including collateralized debt obligations, and other securitizations collateralized by asset classes other than mortgages. Collateral may include rental properties, asset-backed securities, and auto loans. We may participate in structuring or marketing the arrangements, as well as provide financing, service one or more of the underlying assets, or enter into derivatives with the VIEs. We may also receive fees for those services. We are not the primary beneficiary of these structures because we do not have power to direct the most significant activities of the VIEs.
Table 8.5 provides a summary of our exposure to the unconsolidated VIEs described above, which includes investments in securities, loans, guarantees, liquidity agreements, commitments and certain derivatives. We exclude certain transactions with unconsolidated VIEs when our continuing involvement is temporary or administrative in nature or insignificant in size.
In Table 8.5, “Total VIE assets” represents the remaining principal balance of assets held by unconsolidated VIEs using the most current information available. For VIEs that obtain exposure to assets synthetically through derivative instruments, the notional amount of the derivative is included in the asset balance. “Carrying value” is the amount in our consolidated balance sheet related to our involvement with the unconsolidated VIEs. “Maximum exposure to loss” is determined as the carrying value of our investment in the VIEs excluding the unconditional repurchase options that have not been exercised, plus the remaining undrawn liquidity and lending commitments, the notional amount of net written derivative contracts, and generally the notional amount of, or stressed loss estimate for, other commitments and guarantees.
Debt, guarantees and other commitments include amounts related to loans sold that we may be required to repurchase, or otherwise indemnify or reimburse the investor or insurer for losses incurred, due to material breach of contractual representations and warranties as well as other retained recourse arrangements. The maximum exposure to loss for material breach of contractual representations and warranties represents a stressed case estimate we utilize for determining stressed case regulatory capital needs and is considered to be a remote scenario.
“Maximum exposure to loss” represents estimated loss that would be incurred under severe, hypothetical circumstances, for which we believe the possibility is extremely remote, such as where the value of our interests and any associated collateral declines to zero, without any consideration of recovery or offset from any economic hedges. Accordingly, this disclosure is not an indication of expected loss.
Table 8.5: Unconsolidated VIEs

		Carrying value – asset (liability)
(in millions)	Total VIE assets	Debt securities (1)	Equity securities	All other assets (2)	Debt and other liabilities	Net assets
December 31, 2020
Nonconforming residential mortgage loan securitizations	$5,233	16	—	37	—	53
Nonconforming commercial mortgage loan securitizations	122,484	2,287	—	569	—	2,856
Tax credit structures	41,125	—	11,637	1,760	(4,202)	9,195
Other	1,991	—	51	151	(1)	201
Total	$170,833	2,303	11,688	2,517	(4,203)	12,305
		Maximum exposure to loss
		Debt securities (1)	Equity securities	All other assets (2)	Debt, guarantees, and other commitments	Total exposure
Nonconforming residential mortgage loan securitizations		16	—	37	—	53
Nonconforming commercial mortgage loan securitizations		2,287	—	570	34	2,891
Tax credit structures		—	11,637	1,760	3,108	16,505
Other		—	51	151	230	432
Total		2,303	11,688	2,518	3,372	19,881
		Carrying value – asset (liability)
(in millions)	Total VIE assets	Debt securities (1)	Equity securities	All other assets (2)	Debt and other liabilities	Net assets
December 31, 2019 (3)
Nonconforming residential mortgage loan securitizations	$4,967	6	—	152	—	158
Nonconforming commercial mortgage loan securitizations	117,079	2,239	—	350	—	2,589
Tax credit structures	39,091	—	11,349	1,477	(4,260)	8,566
Other	2,522	62	52	156	(21)	249
Total	$163,659	2,307	11,401	2,135	(4,281)	11,562
		Maximum exposure to loss
		Debt securities (1)	Equity securities	All other assets (2)	Debt, guarantees, and other commitments	Total exposure
Nonconforming residential mortgage loan securitizations		6	—	152	—	158
Nonconforming commercial mortgage loan securitizations		2,239	—	350	43	2,632
Tax credit structures		—	11,349	1,477	1,701	14,527
Other		62	52	156	249	519
Total		2,307	11,401	2,135	1,993	17,836
(1)Includes $310 million and $264 million of securities classified as trading at December 31, 2020 and 2019, respectively.
(2)All other assets includes loans, mortgage servicing rights, derivative assets, and other assets (predominantly servicing advances).
(3)Prior period has been revised to conform with the current period presentation to reflect the carrying value of assets/(liabilities) by financial statement line item. Additionally, the table no longer includes securitizations resulting from loans sold to U.S. GSEs and transactions with GNMA, or resecuritization activities, which are separately discussed within this Note.
Consolidated VIEs
We consolidate VIEs where we are the primary beneficiary. We are the primary beneficiary of the following structure types:

COMMERCIAL AND INDUSTRIAL LOANS AND LEASES We securitize dealer floor plan loans and leases in a revolving master trust entity and hold the subordinated notes and residual equity interests. As servicer and residual interest holder, we control the key decisions of the trust and consolidate the entity. The total VIE assets held by the master trust represent a majority of the total VIE assets presented for this category in Table 8.6. In a separate transaction structure, we also provide the majority of debt and equity financing to an SPE that engages in lending and leasing to specific vendors and service the underlying collateral.

COMMERCIAL REAL ESTATE LOANS We purchase local industrial development bonds and credit enhancement from the GSEs, which are placed with a custodian that issues beneficial interests. We own all of the beneficial interests and may also service the underlying mortgages. Through our ownership of the beneficial interests we control the key decisions of the trust including the decision to invest in or divest of a bond and whether to purchase or retain credit support.

OTHER VIE STRUCTURES Other VIEs are primarily related to municipal tender option bond (MTOB) transactions and nonconforming mortgage loan securitizations that we sponsor. MTOBs are vehicles to finance the purchase of municipal bonds through the issuance of short-term debt to investors. Our involvement with MTOBs includes serving as the residual interest holder, which provides control over the key decisions of the VIE, as well as the remarketing agent or liquidity provider related to the debt issued to investors. We also securitize nonconforming mortgage loans, in which our involvement includes servicer of the underlying assets and holder of subordinate or senior securities issued by the VIE.

Table 8.6 presents a summary of financial assets and liabilities of our consolidated VIEs. The carrying value represents assets and liabilities recorded on our consolidated balance sheet. Carrying values of assets are presented using GAAP measurement methods, which may include fair value, credit impairment or other adjustments, and therefore in some instances will differ from “Total VIE assets.” For VIEs that obtain exposure synthetically through derivative instruments, the notional amount of the derivative is included in “Total VIE assets.”
On our consolidated balance sheet, we separately disclose (1) the consolidated assets of certain VIEs that can only be used to settle the liabilities of those VIEs, and (2) the consolidated liabilities of certain VIEs for which the VIE creditors do not have recourse to Wells Fargo.

Table 8.6: Transactions with Consolidated VIEs

		Carrying value
(in millions)	Total VIE assets	Loans	Debt securities (1)	All other assets (2)	Long-term debt	All other liabilities (3)
December 31, 2020
Commercial and industrial loans and leases	$6,987	5,005	—	223	—	(200)
Commercial real estate loans	5,369	5,357	—	12	—	—
Other	1,627	507	967	75	(203)	(900)
Total consolidated VIEs	$13,983	10,869	967	310	(203)	(1,100)
December 31, 2019
Commercial and industrial loans and leases	$8,054	7,543	—	499	(300)	(229)
Commercial real estate loans	4,836	4,823	—	13	—	—
Other	1,615	804	540	146	(287)	(410)
Total consolidated VIEs	$14,505	13,170	540	658	(587)	(639)
(1)Includes $269 million and $339 million of securities classified as trading at December 31, 2020 and 2019, respectively.
(2)All other assets includes cash and due from banks, Interest-earning deposits with banks, derivative assets, equity securities, and other assets.
(3)All other liabilities includes short-term borrowings, derivative liabilities, and accrued expenses and other liabilities.
Other Transactions
In addition to the transactions included in the previous tables, we have used wholly-owned trust preferred security VIEs to issue debt securities or preferred equity exclusively to third-party investors. As the sole assets of the VIEs are receivables from us, we do not consolidate the VIEs even though we own all of the voting equity shares of the VIEs, have fully guaranteed the obligations of the VIEs, and may have the right to redeem the third-party securities under certain circumstances. See Note 12 (Long-Term Debt) and Note 18 (Preferred Stock) for additional information about trust preferred securities.
Certain money market funds are also excluded from the previous tables because they are exempt from the consolidation analysis. We voluntarily waived a portion of our management fees for these money market funds to maintain a minimum level of daily net investment income. The amount of fees waived was not significant for the years ending December 31, 2020, 2019 and 2018.